Unaudited Consolidated Statements of Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
REVENUES
Total revenues	$ 175,915	$ 91,238	$ 516,039	$ 330,512
Voyage expenses (notes 2, 3 and 13a)	(83,048)	(18,303)	(249,974)	(61,488)
Vessel operating expenses (note 13a)	(52,161)	(40,958)	(157,808)	(131,949)
Time-charter hire expense	(4,317)	(5,835)	(14,697)	(27,459)
Depreciation and amortization	(29,595)	(24,328)	(88,598)	(73,652)
General and administrative expenses (note 13a)	(8,747)	(7,622)	(27,939)	(24,875)
(Loss) gain on sale of vessels (note 14)	0	(7,926)	170	(12,495)
Restructuring charges	(213)	0	(1,195)	0
Loss from operations	(2,166)	(13,734)	(24,002)	(1,406)
Interest expense	(15,006)	(7,299)	(41,666)	(21,681)
Interest income	250	305	568	744
Realized and unrealized gain (loss) on derivative instruments (note 9)	596	390	4,725	(709)
Equity (loss) income (note 6)	(359)	(274)	265	(27,174)
Other expense (note 10)	(799)	(1,768)	(3,940)	(5,918)
Net loss	$ (17,484)	$ (22,380)	$ (64,050)	$ (56,144)
Per common share amounts (note 15)
- Basic (loss) earnings per share (usd per share)	$ (0.07)	$ (0.12)	$ (0.24)	$ (0.31)
- Diluted (loss) earnings per share (usd per share)	(0.07)	(0.12)	(0.24)	(0.31)
- Cash dividends declared (usd per share)	$ 0	$ 0.03	$ 0.03	$ 0.09
Weighted-average number of Class A and Class B common stock outstanding (note 15)
- Basic and Diluted (in shares)	268,558,556	179,224,094	268,470,804	178,853,698
Voyage charter revenues
REVENUES
Total revenues	$ 152,047	$ 25,397	$ 432,017	$ 94,881
Time-charter revenues
REVENUES
Total revenues	12,326	24,681	51,820	85,102
Other revenues
REVENUES
Total revenues	11,542	12,914	32,202	41,994
Net pool revenues
REVENUES
Total revenues	$ 0	$ 28,246	$ 0	$ 108,535